PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Summary of prepaid expenses and other current assets

	December 31,
	2021	2020
Prepaid expenses	$3,349,990	$1,305,088
Deposits	59,925	226,189
Other receivables	80,531	17,440
Total	$3,490,446	$1,548,717

	December 31,
	2020	2019
Prepaid expenses	$1,305,088	$832,280
Deposits	226,189	223,718
Other receivables	17,440	9,037
Total	$1,548,717	$1,065,035